SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Summary of aging of accounts receivable (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable	¥ 199,843	¥ 364,863
0-30 days
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable	191,265	351,250
31-60 days
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable	2,984	6,945
61-90 days
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable	4,625	6,668
Over 90 Days
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable	969
Current loan products
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable	196,148	364,863
Current loan products | 0-30 days
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable	187,575	351,250
Current loan products | 31-60 days
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable	2,984	6,945
Current loan products | 61-90 days
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable	4,620	¥ 6,668
Current loan products | Over 90 Days
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable	969
Other online standard loan products
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable	3,695
Other online standard loan products | 0-30 days
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable	3,690
Other online standard loan products | 61-90 days
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable	¥ 5